united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 04/30/17

Item 1. Schedule of Investments.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017
Shares		Value
	COMMON STOCKS - 96.1%
	ADVERTISING - 1.8%
818	Omnicom Group, Inc.	$ 67,174

	AEROSPACE & DEFENSE - 4.2%
430	Boeing Co.	79,477
282	Lockheed Martin Corp.	75,985
		155,462
	BANK - 3.6%
1,195	Bank of Nova Scotia	66,478
1,377	Toronto-Dominion Bank	64,843
		131,321
	CHEMICALS - 2.3%
3,463	Huntsman Corp.	85,779

	COMMERCIAL SERVICES - 8.5%
984	Deluxe Corp.	70,759
3,254	H&R Block, Inc.	80,667
1,004	Insperity, Inc.	91,715
3,634	Western Union Co.	72,171
		315,312
	COMPUTERS - 3.9%
276	DXC Technology Co. *	20,794
3,218	Hewlett Packard Enterprise Co.	59,951
405	International Business Machines Corp.	64,918
		145,663
	DIVERSIFIED FINANCIAL SERVICES - 11.6%
630	Ameriprise Financial, Inc.	80,546
1,024	Discover Financial Services	64,092
1,691	Eaton Vance Corp.	72,595
4,717	Navient Corp.	71,698
1,453	Nelnet, Inc.	65,400
1,049	T Rowe Price Group, Inc.	74,364
		428,695
	HOME FURNISHINGS - 2.1%
407	Whirlpool Corp.	75,572

	INSURANCE - 10.4%
636	Aon PLC	76,218
943	Primerica, Inc.	79,023
1,234	Principal Financial Group, Inc.	80,370
5,240	State National Cos, Inc.	76,871
2,705	Universal Insurance Holdings, Inc.	70,465
		382,947
	INTERNET - 2.2%
1,396	CDW Corporation	82,490

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017
Shares		Value
	LEISURE TIME - 1.9%
1,230	Harley-Davidson, Inc.	$ 69,876

	MACHINERY - DIVERSIFIED - 2.0%
485	Cummins, Inc.	73,206

	MISCELLANEOUS MANUFACTURER - 4.1%
553	Illinois Tool Works, Inc.	76,364
1,097	Trinseo SA	72,841
		149,205
	OFFICE & BUSINESS EQUIPMENT - 1.6%
4,539	Pitney Bowes, Inc.	60,323

	PACKAGING & CONTAINERS - 2.1%
776	Packaging Corp of America	76,653

	RETAIL - 17.8%
1,612	Best Buy Co, Inc.	83,518
1,468	Big Lots, Inc.	74,119
1,585	Brinker International, Inc.	70,041
749	Children's Place, Inc.	85,985
8,089	GNC Holdings, Inc.	62,932
665	Jack in the Box, Inc.	67,810
1,111	Target Corp.	62,049
1,073	Wal-Mart Stores, Inc.	80,668
1,085	Yum! Brands, Inc.	71,339
		658,461
	SEMICONDUCTOR - 4.2%
2,075	Applied Materials, Inc.	84,266
1,329	QUALCOMM, Inc.	71,420
		155,686
	SOFTWARE - 2.0%
2,289	CA, Inc.	75,148

	TELECOMMUNICATIONS - 3.8%
769	InterDigital, Inc.	69,133
2,152	TELUS Corp.	71,619
		140,752
	TRANSPORTATION - 4.0%
1,021	Canadian National Railway Co.	73,808
660	Union Pacific Corp.	73,894
		147,702
	TRUCKING & LEASING - 2.0%
1,203	GATX Corp.	72,060

	TOTAL COMMON STOCKS (Cost $3,340,157)	3,549,487

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017
Shares		Value
	MASTER LIMITED PARTNERSHIPS - 3.7%
	COAL - 1.7%
1,916	Natural Resource Partners LP	$ 61,216

	PIPELINE - 2.0%
3,955	Energy Transfer Equity LP	73,800

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $141,630)	135,016

	TOTAL INVESTMENTS - 99.8% (Cost $3,481,787)(a)	$ 3,684,503
	OTHER ASSETS LESS LIABILITIES - 0.2%	9,437
	NET ASSETS - 100.0%	$ 3,693,940

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $3,484,086 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	317,937
Unrealized Depreciation:	(117,520)
Net Unrealized Appreciation:	200,417

* Non-income producing security.
LP - Limited Partnership
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,549,487	$ -	$ -	$ 3,549,487
Master Limited Partnerships (MLP)	135,016	-	-	135,016
Total	$ 3,684,503	$ -	$ -	$ 3,684,503

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2017

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/28/2017